PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 11,013
Balance at end of period	9,343	$ 11,013
Finance lease receivables	1,419
Right-of-use assets	799	767
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	17,323	19,118
Additions (cash and non-cash)	1,798	2,912
Dispositions	(364)	(5,586)
Acquisitions through business combinations	63	116
Assets reclassified as held for sale (3)	(3,215)	(333)
Foreign currency translation and other	39	1,096
Balance at end of period	15,644	17,323
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(6,310)	(5,886)
Dispositions	150	1,191
Depreciation/depletion/impairment expense	(717)	(1,445)
Assets reclassified as held for sale (3)	542	142
Foreign currency translation and other	34	(312)
Balance at end of period	$ (6,301)	$ (6,310)